Income Taxes and Accounting for Uncertainty in Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes and Accounting for Uncertainty in Income Taxes
Tax benefits related to credit carryforwards						$ 10,000
Cash paid for income taxes to DISH Network			$ 176,964	$ 152,526	$ 245,028	302,329	$ 408,265
Gain (Loss) Related to Litigation Settlement							(295,695)
Net operating loss carryforwards						0
Current (benefit) provision:
Federal					208,821	273,632	356,759
State					48,417	64,534	54,133
Foreign					6,203	4,616	3,736
Total current (benefit) provision					263,441	342,782	414,628
Deferred (benefit) provision:
Federal					11,243	(25,934)	(308,028)
State					(1,987)	(123)	11,954
Increase (decrease) in valuation allowance					2,054	1,580	(938)
Total deferred (benefit) provision			19,576	(39,649)	11,310	(24,477)	(297,012)
Total (benefit) provision	$ 125,830	$ 64,465	208,334	126,287	274,751	318,305	117,616
Income (loss) before income taxes	$ 500,810	$ 249,833	827,467	489,291	1,102,158	$ 1,291,991	$ 843,061
Income (loss) from foreign operations					$ 13,000
Reconciliation of amounts computed by applying the statutory Federal tax rate to income before taxes
Statutory rate (as a percent)					21.00%	21.00%	35.00%
State income taxes, net of Federal benefit (as a percent)					3.60%	4.40%	4.20%
Tax Reform Act (1)							(34.50%)
Nondeductible/Nontaxable items (2)							11.50%
Other, net (as a percent)					0.30%	(0.80%)	(2.20%)
Total (benefit) provision for income taxes					24.90%	24.60%	14.00%
Impact on Income tax (provision) benefit by remeasurement of deferred tax assets and liabilities						$ 291,000	$ 291,000
Litigation expense							255,000
Deferred tax assets:
NOL, interest, credit and other carryforwards					$ 12,323	10,915
Accrued and prepaid expenses					96,974
Stock-based compensation					19,719	21,198
Deferred revenue					17,238	18,361
Total deferred tax assets					146,254	50,474
Valuation allowance					(9,521)	(7,467)
Deferred tax asset after valuation allowance					136,733	43,007
Deferred tax liabilities:
Depreciation					(458,811)	(345,358)
Accrued and prepaid expenses						(15,537)
FCC authorizations and other intangible amortization					(174,399)	(131,452)
Bases difference in partnerships and other investments					(5,380)	(12,112)
Total deferred tax liabilities					(638,590)	(504,459)
Net deferred tax asset (liability)					(501,857)	(461,452)
Reconciliation of the beginning and ending amount of unrecognized tax benefits included in long-term deferred revenue, distribution and carriage payments and other long-term liabilities
Balance as of beginning of period			$ 208,152	$ 194,136	194,136	201,162	201,693
Additions based on tax positions related to the current year					3,232	10,550	684
Additions based on tax positions related to prior years					28,137	1,154	4,593
Reductions based on tax positions related to prior years					(13,028)	(4,479)	(1,061)
Reductions based on tax positions related to settlements with taxing authorities					(2,362)	(8,328)	(1,634)
Reductions based on tax positions related to the lapse of the statute of limitations					(1,963)	(5,923)	(3,113)
Balance as of end of period					208,152	194,136	201,162
Unrecognized tax benefits if recognized, could favorably affect our effective tax rate					179,000
Interest and penalty (benefit) expense					7,000	2,000	$ 4,000
Accrued interest and penalties					$ 33,000	$ 26,000